EQUITY (Details 3)	12 Months Ended
	Dec. 31, 2015 $ / shares shares
Changes during the year:
Granted	15,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of year, Number	0
Changes during the year:
Granted	357,265	[1]
Vested	(75,195)
Forfeited	(889)
Outstanding at ending of year, Number	281,181
Outstanding at beginning of year, Weighted average grant date fair value | $ / shares
Changes during the year:
Granted | $ / shares	$ 40.14	[1]
Vested | $ / shares	36.95
Forfeited | $ / shares	38.91
Outstanding at ending of year, Weighted average grant date fair value | $ / shares	$ 41.0

[1]	During the year ended December 31, 2015, 15,000 RSUs were awarded to non-employees.